Quarterly Holdings Report
for
Fidelity® Small Cap Growth K6 Fund
April 30, 2022
SCPK6-NPRT3-0622
1.9884009.104
Common Stocks - 94.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 0.2%
IDT Corp. Class B (a)	68,759	1,820,738
Interactive Media & Services - 1.9%
Bumble, Inc. (a)	261,620	6,276,264
CarGurus, Inc. Class A (a)	207,994	6,797,244
ZipRecruiter, Inc. (a)	406,505	9,150,428
		22,223,936
Media - 1.8%
Nexstar Broadcasting Group, Inc. Class A	43,161	6,837,566
TechTarget, Inc. (a)	210,779	14,187,534
		21,025,100
Wireless Telecommunication Services - 0.8%
Gogo, Inc. (a)	489,519	9,012,045
TOTAL COMMUNICATION SERVICES		54,081,819
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.4%
Gentherm, Inc. (a)	77,097	5,197,880
Diversified Consumer Services - 0.3%
Duolingo, Inc. (a)(b)	20,449	1,768,225
Rover Group, Inc. Class A (a)	222,250	1,406,843
		3,175,068
Hotels, Restaurants & Leisure - 2.6%
Churchill Downs, Inc.	41,334	8,388,322
Dutch Bros, Inc. (b)	96,598	4,614,486
Everi Holdings, Inc. (a)	166,099	2,883,479
Lindblad Expeditions Holdings (a)	756,868	11,587,649
Planet Fitness, Inc. (a)	29,060	2,325,672
		29,799,608
Household Durables - 1.1%
GoPro, Inc. Class A (a)	377,432	3,366,693
Helen of Troy Ltd. (a)	9,904	2,124,507
Lovesac (a)	160,192	7,022,817
		12,514,017
Internet & Direct Marketing Retail - 0.6%
BARK, Inc. (a)(b)	435,969	1,347,144
BARK, Inc. (c)	267,300	825,957
BARK, Inc. warrants 8/29/25 (a)	130,921	58,914
Porch Group, Inc. Class A (a)(b)	679,324	2,513,499
thredUP, Inc. (a)(b)	248,338	1,636,547
		6,382,061
Specialty Retail - 4.2%
American Eagle Outfitters, Inc. (b)	497,183	7,512,435
Dick's Sporting Goods, Inc.	46,901	4,522,194
Fanatics, Inc. Class A (c)(d)	163,048	11,061,176
Five Below, Inc. (a)	34,729	5,455,926
Floor & Decor Holdings, Inc. Class A (a)	73,447	5,855,195
Lithia Motors, Inc. Class A (sub. vtg.)	27,269	7,720,672
Williams-Sonoma, Inc. (b)	39,803	5,193,495
		47,321,093
Textiles, Apparel & Luxury Goods - 1.8%
Algolia, Inc. (c)(d)	43,269	1,265,404
Crocs, Inc. (a)	184,942	12,285,697
Kontoor Brands, Inc.	184,699	7,338,091
		20,889,192
TOTAL CONSUMER DISCRETIONARY		125,278,919
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 3.5%
BJ's Wholesale Club Holdings, Inc. (a)	217,569	14,000,565
Grocery Outlet Holding Corp. (a)(b)	129,702	4,367,066
Performance Food Group Co. (a)	236,917	11,668,162
The Real Good Food Co. LLC (d)	45,833	0
U.S. Foods Holding Corp. (a)	260,956	9,817,165
		39,852,958
Food Products - 0.0%
The Real Good Food Co. LLC Class B unit	45,833	324,883
Personal Products - 0.3%
The Beauty Health Co. (a)(b)	214,511	2,810,094
TOTAL CONSUMER STAPLES		42,987,935
ENERGY - 5.2%
Energy Equipment & Services - 0.6%
TechnipFMC PLC (a)	963,015	6,664,064
Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp. (a)	434,672	15,300,454
Civitas Resources, Inc.	46,600	2,731,692
Denbury, Inc. (a)	57,200	3,659,656
Enviva, Inc.	105,857	8,927,979
Genesis Energy LP	658,526	7,230,615
HF Sinclair Corp. (a)	78,300	2,976,966
Northern Oil & Gas, Inc.	102,435	2,558,826
PDC Energy, Inc.	32,236	2,248,139
Range Resources Corp. (a)	250,175	7,490,240
		53,124,567
TOTAL ENERGY		59,788,631
FINANCIALS - 5.3%
Banks - 1.6%
East West Bancorp, Inc.	24,046	1,714,480
Glacier Bancorp, Inc.	49,992	2,287,634
Independent Bank Group, Inc.	25,918	1,757,240
Metropolitan Bank Holding Corp. (a)	13,050	1,162,103
PacWest Bancorp	82,771	2,722,338
Pinnacle Financial Partners, Inc.	34,898	2,706,340
Signature Bank	9,502	2,301,860
Silvergate Capital Corp. (a)	17,942	2,098,496
Starling Bank Ltd. Series D (a)(c)(d)	431,700	1,280,019
		18,030,510
Capital Markets - 1.7%
Impax Asset Management Group PLC	139,046	1,503,743
Lazard Ltd. Class A	74,422	2,438,809
LPL Financial	27,210	5,111,943
Morningstar, Inc.	8,478	2,146,884
Perella Weinberg Partners (c)	457,262	3,525,490
StepStone Group, Inc. Class A	127,005	3,253,868
StoneX Group, Inc. (a)	19,911	1,349,568
		19,330,305
Insurance - 1.6%
American Financial Group, Inc.	42,824	5,930,268
Assurant, Inc.	37,080	6,744,110
BRP Group, Inc. (a)	209,436	4,842,160
		17,516,538
Thrifts & Mortgage Finance - 0.4%
Walker & Dunlop, Inc.	41,353	4,952,435
TOTAL FINANCIALS		59,829,788
HEALTH CARE - 22.6%
Biotechnology - 7.5%
4D Molecular Therapeutics, Inc. (a)(b)	68,480	815,597
ADC Therapeutics SA (a)	56,818	668,748
Agios Pharmaceuticals, Inc. (a)	22,463	493,512
ALX Oncology Holdings, Inc. (a)(b)	165,691	2,117,531
Argenx SE ADR (a)	19,382	5,568,836
Ascendis Pharma A/S sponsored ADR (a)	53,351	4,869,346
Avid Bioservices, Inc. (a)	80,532	1,083,961
Bicycle Therapeutics PLC ADR (a)	36,333	853,099
Blueprint Medicines Corp. (a)	96,700	5,642,445
Celldex Therapeutics, Inc. (a)	105,637	3,227,210
Century Therapeutics, Inc.	92,055	1,106,501
Cyteir Therapeutics, Inc.	120,462	271,040
Cytokinetics, Inc. (a)	164,892	6,574,244
Erasca, Inc.	229,619	1,671,626
Exelixis, Inc. (a)	149,488	3,339,562
Forma Therapeutics Holdings, Inc. (a)	17,264	130,516
Global Blood Therapeutics, Inc. (a)	134,229	4,120,830
Graphite Bio, Inc.	98,826	397,281
Halozyme Therapeutics, Inc. (a)(b)	74,931	2,989,747
Imago BioSciences, Inc.	106,624	1,743,302
Immunocore Holdings PLC ADR (a)	67,421	2,198,599
Instil Bio, Inc. (a)	338,123	2,390,530
Janux Therapeutics, Inc.	88,614	871,962
Keros Therapeutics, Inc. (a)	56,575	2,999,041
Monte Rosa Therapeutics, Inc. (b)	120,166	1,309,809
Morphic Holding, Inc. (a)	84,604	2,564,347
Nuvalent, Inc. (e)	124,141	1,277,411
Prelude Therapeutics, Inc. (a)(b)	154,900	710,991
Protagonist Therapeutics, Inc. (a)	74,863	680,505
PTC Therapeutics, Inc. (a)	100,378	3,546,355
Relay Therapeutics, Inc. (a)(b)	193,380	4,608,245
Repare Therapeutics, Inc. (a)(b)	127,997	1,407,967
Revolution Medicines, Inc. (a)	4,583	91,523
Tango Therapeutics, Inc. (a)	113,500	835,360
Tenaya Therapeutics, Inc. (a)	152,945	1,410,153
TG Therapeutics, Inc. (a)	217,598	1,510,130
Tyra Biosciences, Inc. (b)	141,598	1,057,737
United Therapeutics Corp. (a)	16,310	2,896,004
Vericel Corp. (a)(b)	60,981	1,737,959
Verve Therapeutics, Inc.	108,763	1,622,744
Xenon Pharmaceuticals, Inc. (a)	77,513	2,191,293
		85,603,599
Health Care Equipment & Supplies - 5.1%
Envista Holdings Corp. (a)	179,234	7,101,251
Figs, Inc. Class A (a)(b)	986,900	15,454,854
Globus Medical, Inc. (a)	55,001	3,642,166
Insulet Corp. (a)	56,324	13,460,873
Integer Holdings Corp. (a)	67,173	5,049,394
Lantheus Holdings, Inc. (a)	45,537	3,024,112
LivaNova PLC (a)	55,904	4,285,601
Minerva Surgical, Inc. (b)	172,517	417,491
NeuroPace, Inc. (a)(b)	248,346	1,996,702
TransMedics Group, Inc. (a)	128,134	2,685,689
ViewRay, Inc. (a)	460,626	1,229,871
		58,348,004
Health Care Providers & Services - 6.1%
Acadia Healthcare Co., Inc. (a)	147,875	10,037,755
agilon health, Inc. (a)	368,307	6,544,815
Molina Healthcare, Inc. (a)	32,478	10,180,229
Option Care Health, Inc. (a)	294,635	8,803,694
Owens & Minor, Inc.	151,402	5,373,257
R1 RCM, Inc. (a)	368,346	8,295,152
Surgery Partners, Inc. (a)	189,990	9,719,888
Tenet Healthcare Corp. (a)	90,943	6,594,277
The Ensign Group, Inc.	27,200	2,184,976
The Joint Corp. (a)	33,826	1,032,370
		68,766,413
Health Care Technology - 2.0%
Doximity, Inc.	58,008	2,312,779
Evolent Health, Inc. (a)	229,253	6,309,043
Health Catalyst, Inc. (a)	50,282	836,692
Inspire Medical Systems, Inc. (a)	43,335	8,916,610
OptimizeRx Corp. (a)(b)	37,922	1,065,987
Phreesia, Inc. (a)	72,659	1,662,438
Schrodinger, Inc. (a)	46,698	1,154,375
		22,257,924
Life Sciences Tools & Services - 1.0%
Absci Corp. (b)	191,936	1,134,342
Olink Holding AB ADR (a)(b)	170,867	2,474,154
Syneos Health, Inc. (a)	79,823	5,834,263
Veterinary Emergency Group LLC Class A (c)(d)(f)	38,574	2,020,267
		11,463,026
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	60,353	3,317,604
DICE Therapeutics, Inc.	87,400	1,775,968
Edgewise Therapeutics, Inc. (a)	172,144	1,373,709
Ikena Oncology, Inc. (a)	142,155	551,561
NGM Biopharmaceuticals, Inc. (a)	76,723	957,503
Pharvaris BV (a)(b)	123,453	2,098,701
		10,075,046
TOTAL HEALTH CARE		256,514,012
INDUSTRIALS - 17.9%
Aerospace & Defense - 2.0%
AeroVironment, Inc. (a)	33,791	2,714,093
BWX Technologies, Inc.	83,950	4,358,684
Curtiss-Wright Corp.	60,900	8,703,219
Dassault Aviation SA	15,900	2,668,101
Maxar Technologies, Inc.	47,900	1,542,859
Triumph Group, Inc. (a)	145,000	3,268,300
		23,255,256
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	120,912	3,784,546
Hub Group, Inc. Class A (a)	37,132	2,493,785
		6,278,331
Building Products - 1.5%
Builders FirstSource, Inc. (a)	108,382	6,673,080
The AZEK Co., Inc. (a)	197,709	4,199,339
UFP Industries, Inc.	76,443	5,914,395
		16,786,814
Commercial Services & Supplies - 0.7%
Driven Brands Holdings, Inc. (a)	162,823	4,541,133
HNI Corp.	81,516	2,905,230
		7,446,363
Construction & Engineering - 2.1%
NV5 Global, Inc. (a)	22,151	2,653,690
Valmont Industries, Inc.	18,300	4,553,223
Willscot Mobile Mini Holdings (a)	472,079	16,569,973
		23,776,886
Electrical Equipment - 1.7%
Acuity Brands, Inc.	24,001	4,139,692
Array Technologies, Inc. (a)	411,800	2,689,054
nVent Electric PLC	171,867	5,805,667
Regal Rexnord Corp.	51,975	6,613,299
		19,247,712
Machinery - 1.7%
Chart Industries, Inc. (a)	14,900	2,515,418
Crane Co.	92,661	8,916,768
ITT, Inc.	47,151	3,310,943
Mueller Industries, Inc.	93,170	5,045,156
		19,788,285
Marine - 0.4%
Kirby Corp. (a)	65,243	4,253,844
Professional Services - 5.2%
Alight, Inc. Class A (a)	481,753	4,138,258
ASGN, Inc. (a)	110,827	12,573,323
CACI International, Inc. Class A (a)	62,416	16,558,965
First Advantage Corp.	72,941	1,266,256
FTI Consulting, Inc. (a)	26,979	4,254,858
KBR, Inc.	354,077	17,431,211
Korn Ferry	37,592	2,309,652
TriNet Group, Inc. (a)	8,436	748,273
		59,280,796
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	80,466	8,423,986
Beacon Roofing Supply, Inc. (a)	108,645	6,478,501
Custom Truck One Source, Inc. Class A (a)(b)	504,944	3,317,482
Univar Solutions, Inc. (a)	175,510	5,110,851
		23,330,820
TOTAL INDUSTRIALS		203,445,107
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 0.5%
Lumentum Holdings, Inc. (a)	74,559	6,054,936
Electronic Equipment & Components - 2.2%
Fabrinet (a)	107,514	10,556,800
Insight Enterprises, Inc. (a)	38,024	3,778,445
TD SYNNEX Corp.	78,545	7,861,569
Vontier Corp.	118,200	3,028,284
		25,225,098
IT Services - 2.3%
Concentrix Corp.	52,301	8,236,361
Digitalocean Holdings, Inc. (a)	63,850	2,517,606
Dlocal Ltd. (b)	21,004	476,161
ExlService Holdings, Inc. (a)	6,749	918,876
Flywire Corp. (a)	44,548	1,359,159
Genpact Ltd.	89,298	3,596,030
Perficient, Inc. (a)	26,030	2,587,642
Verra Mobility Corp. (a)	406,359	5,701,217
		25,393,052
Semiconductors & Semiconductor Equipment - 3.0%
AEHR Test Systems (a)	132,205	1,015,334
Cirrus Logic, Inc. (a)	80,771	6,122,442
eMemory Technology, Inc.	57,000	2,396,877
MACOM Technology Solutions Holdings, Inc. (a)	105,298	5,364,933
Nova Ltd. (a)	66,262	6,534,096
SiTime Corp. (a)	71,750	12,094,898
		33,528,580
Software - 7.8%
Alkami Technology, Inc. (a)	182,184	2,386,610
Braze, Inc.	41,254	1,657,998
CCC Intelligent Solutions Holdings, Inc. (c)	10,832	99,979
Confluent, Inc. (b)	60,500	1,890,020
CyberArk Software Ltd. (a)(b)	34,419	5,408,602
DoubleVerify Holdings, Inc. (a)	242,489	5,274,136
Dynatrace, Inc. (a)	205,564	7,885,435
Elastic NV (a)	95,124	7,242,741
Five9, Inc. (a)	16,866	1,856,947
GitLab, Inc.	31,242	1,497,429
KnowBe4, Inc. (a)	396,682	9,441,032
Rapid7, Inc. (a)(b)	79,842	7,626,508
Sprout Social, Inc. (a)	144,873	8,877,817
TECSYS, Inc.	149,573	3,038,847
Telos Corp. (a)	203,310	1,583,785
Tenable Holdings, Inc. (a)	330,804	18,270,305
WalkMe Ltd. (b)	142,906	2,267,918
Yext, Inc. (a)	440,543	2,550,744
		88,856,853
Technology Hardware, Storage & Peripherals - 1.3%
Avid Technology, Inc. (a)	472,635	14,987,256
TOTAL INFORMATION TECHNOLOGY		194,045,775
MATERIALS - 5.0%
Chemicals - 3.5%
Axalta Coating Systems Ltd. (a)	118,984	3,018,624
Cabot Corp.	111,005	7,309,679
Element Solutions, Inc.	324,002	6,680,921
Huntsman Corp.	205,869	6,972,783
The Chemours Co. LLC	122,124	4,038,641
Trinseo PLC	121,947	5,786,385
Valvoline, Inc.	181,159	5,476,437
		39,283,470
Construction Materials - 0.3%
Eagle Materials, Inc.	24,730	3,049,704
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA (c)	364,084	2,595,919
Metals & Mining - 1.0%
Commercial Metals Co.	58,200	2,386,200
Iluka Resources Ltd.	751,231	5,884,318
Lynas Rare Earths Ltd. (a)	532,149	3,339,324
		11,609,842
TOTAL MATERIALS		56,538,935
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Rexford Industrial Realty, Inc.	43,225	3,373,279
Terreno Realty Corp.	41,431	3,014,105
		6,387,384
Real Estate Management & Development - 0.7%
Compass, Inc. (a)	305,041	1,656,373
Jones Lang LaSalle, Inc. (a)	31,188	6,821,751
		8,478,124
TOTAL REAL ESTATE		14,865,508
UTILITIES - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	42,903	2,859,914
Sunnova Energy International, Inc. (a)(b)	149,855	2,587,996
Vistra Corp.	224,100	5,606,982
		11,054,892
TOTAL COMMON STOCKS (Cost $1,071,188,137)		1,078,431,321

Convertible Preferred Stocks - 2.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc. Series F (c)(d)	46,800	1,855,620
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(d)	9,900	289,526
HEALTH CARE - 0.4%
Biotechnology - 0.4%
Bright Peak Therapeutics AG Series B (c)(d)	199,331	458,461
Caris Life Sciences, Inc. Series D (c)(d)	144,435	961,937
LifeMine Therapeutics, Inc. Series C (c)(d)	402,743	820,222
Sonoma Biotherapeutics, Inc.:
Series B (c)(d)	438,013	613,218
Series B1 (c)(d)	233,603	327,044
T-Knife Therapeutics, Inc. Series B (c)(d)	201,583	641,034
Treeline Biosciences Series A (c)(d)	21,246	100,706
		3,922,622
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (c)(d)	682,407	511,805
Health Care Technology - 0.0%
Wugen, Inc. Series B (c)(d)	59,982	259,722
TOTAL HEALTH CARE		4,694,149
INDUSTRIALS - 0.9%
Construction & Engineering - 0.6%
Beta Technologies, Inc.:
Series A (c)(d)	62,752	6,474,124
Series B, 6.00% (c)(d)	11,821	1,219,573
		7,693,697
Road & Rail - 0.3%
Convoy, Inc. Series D (a)(c)(d)	192,936	3,183,039
TOTAL INDUSTRIALS		10,876,736
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.4%
Astranis Space Technologies Corp. Series C (a)(c)(d)	125,912	4,001,483
IT Services - 0.4%
Yanka Industries, Inc.:
Series E (a)(c)(d)	191,029	3,986,775
Series F (c)(d)	28,989	605,000
		4,591,775
Software - 0.3%
Mountain Digital, Inc. Series D (c)(d)	140,383	3,223,938
Skyryse, Inc. Series B (c)(d)	12,000	296,160
		3,520,098
TOTAL INFORMATION TECHNOLOGY		12,113,356
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,165,522)		29,829,387

Investment Companies - 2.0%
	Shares	Value ($)
iShares Russell 2000 Growth Index ETF (b) (Cost $23,655,625)	101,800	22,863,265

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (g)	18,368,441	18,372,115
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	53,000,367	53,005,667
TOTAL MONEY MARKET FUNDS (Cost $71,377,782)		71,377,782

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $1,194,387,066)	1,202,501,755
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(66,315,042)
NET ASSETS - 100.0%	1,136,186,713

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,503,598 or 4.6% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,277,411 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia SAS Series D	7/23/21	289,526
Algolia, Inc.	10/27/21	1,265,404
Ardagh Metal Packaging SA	2/22/21	3,640,840
Astranis Space Technologies Corp. Series C	3/19/21	2,760,108
BARK, Inc.	12/17/20	2,673,000
Beta Technologies, Inc. Series A	4/09/21	4,597,839
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,219,573
Boundless Bio, Inc. Series B	4/23/21	921,249
Bright Peak Therapeutics AG Series B	5/14/21	778,587
Caris Life Sciences, Inc. Series D	5/11/21	1,169,924
CCC Intelligent Solutions Holdings, Inc.	2/02/21	108,320
Convoy, Inc. Series D	10/30/19	2,612,353
Fanatics, Inc. Class A	8/13/20 - 3/22/21	2,891,600
LifeMine Therapeutics, Inc. Series C	2/15/22	820,222
Mountain Digital, Inc. Series D	11/05/21	3,223,938
Perella Weinberg Partners	12/29/20	4,572,620
Reddit, Inc. Series F	8/11/21	2,891,978
Skyryse, Inc. Series B	10/21/21	296,160
Sonoma Biotherapeutics, Inc. Series B	7/26/21	865,645
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	692,516
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	824,189
T-Knife Therapeutics, Inc. Series B	6/30/21	1,162,892
Treeline Biosciences Series A	7/30/21	166,303
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	1,900,945
Wugen, Inc. Series B	7/09/21	465,154
Yanka Industries, Inc. Series E	5/15/20	2,307,478
Yanka Industries, Inc. Series F	4/08/21	924,077

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	4,152,847	445,759,948	431,540,680	11,740	-	-	18,372,115	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	107,112,980	310,727,605	364,834,918	542,574	-	-	53,005,667	0.1%
Total	111,265,827	756,487,553	796,375,598	554,314	-	-	71,377,782

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.